Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Expected Credit Losses [Abstract]
Schedule of Composition of Expected Credit Loss	The composition is as follows:
	2024	2023	2022
	MCh$	MCh$	MCh$

Expense of allowances established for credit risk	421,210	321,829	418,416
Expense of provisions for contingent loans	(4,200)	(53,875)	51,445
Recovery of written-off credits	(65,313)	(63,256)	(65,740)
Impairments for credit risk from financial assets at fair value through other comprehensive income	1,009	(2,754)	8,009
Total	352,706	201,944	412,130

Schedule of Expense of Provisions Constituted for Credit Risk and Expected Credit Losses	Summary of the expense of provisions constituted for credit risk and expected credit losses:
	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2024	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	559	—	559
Allowances released	—	—	—
Subtotal	559	—	559
Commercial loans
Allowances established	25,039	66,749	91,788
Allowances released	—	—	—
Subtotal	25,039	66,749	91,788
Residential mortgage loans
Allowances established	—	4,976	4,976
Allowances released	—	—	—
Subtotal	—	4,976	4,976
Consumer loans
Allowances established	—	323,887	323,887
Allowances released	—	—	—
Subtotal	—	323,887	323,887
Expense of allowances established for credit risk	25,598	395,612	421,210

Contingent loans
Loans and advances to Banks			—
Commercial loans			(5,258)
Consumer loans			1,058
Expenses of provisions for contingent loans			(4,200)

Impairments for credit risk from financial assets at fair value through other comprehensive income			1,009

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(19,752)
Residential mortgage loans			(6,941)
Consumer loans			(38,620)
Subtotal			(65,313)
Total Expected Credit Losses			352,706
	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2023	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	—	—	—
Allowances released	(270)	—	(270)
Subtotal	(270)	—	(270)
Commercial loans
Allowances established	—	65,734	65,734
Allowances released	(28,145)	—	(28,145)
Subtotal	(28,145)	65,734	37,589
Residential mortgage loans
Allowances established	—	(8,422)	(8,422)
Allowances released	—	—	—
Subtotal	—	(8,422)	(8,422)
Consumer loans
Allowances established	—	292,932	292,932
Allowances released	—	—	—
Subtotal	—	292,932	292,932
Expense of allowances established for credit risk	(28,415)	350,244	321,829

Contingent loans
Loans and advances to Banks			—
Commercial loans			(15,670)
Consumer loans			(38,205)
Expenses of provisions for contingent loans			(53,875)

Impairments for credit risk from financial assets at fair value through other comprehensive income			(2,754)

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(19,660)
Residential mortgage loans			(11,716)
Consumer loans			(31,880)
Subtotal			(63,256)
Total Expected Credit Losses			201,944
	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2022	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	1,792	—	1,792
Allowances released	—	—	—
Subtotal	1,792	—	1,792
Commercial loans
Allowances established	23,542	67,256	90,798
Allowances released	—	—	—
Subtotal	23,542	67,256	90,798
Residential mortgage loans
Allowances established	—	22,706	22,706
Allowances released	—	—	—
Subtotal	—	22,706	22,706
Consumer loans
Allowances established	—	303,120	303,120
Allowances released	—	—	—
Subtotal	—	303,120	303,120
Expense of allowances established for credit risk	25,334	393,082	418,416

Contingent loans
Loans and advances to Banks			—
Commercial loans			30,645
Consumer loans			20,800
Expenses of provisions for contingent loans			51,445

Impairments for credit risk from financial assets at fair value through other comprehensive income			8,009

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(26,554)
Residential mortgage loans			(10,481)
Consumer loans			(28,705)
Subtotal			(65,740)
Total Expected Credit Losses			412,130